Class A Shares | Innovator Matrix Income(R) Fund
Innovator Matrix Income(R) Fund
Investment Objective
The Innovator Matrix Income® Fund primarily seeks current income and, as a secondary objective, long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the Shareholder Information section of this prospectus on page 10 and in the Purchase and Redemption of Shares in the Fund’s statement of additional information on page 25. The acquired fund fees and expenses shown below are incurred indirectly by the Fund through its ownership of shares in other investment companies and in business development companies.  They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A Shares Innovator Matrix Income(R) Fund Class A
Maximum sales charge (load) imposed on purchases	5.75%
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees (applicable to shares sold within 90 days of purchase)	2.00%
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A Shares Innovator Matrix Income(R) Fund Class A
Management fees		1.00%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.32%
Acquired fund fees and expenses	[1]	1.43%
Total annual fund operating expenses		3.00%
(Less fees waived/expenses reimbursed)	[2]	(0.22%)
Total annual fund operating expenses after fee waivers and expense reimbursements		2.78%
[1]	"Other expenses" and "Acquired fund fees and expenses" are for the fiscal year ended December 31, 2013. The total annual fund operating expenses do not correlate to the ratios of expenses to average net assets given in the Fund's audited financial statements for the fiscal year ended December 31, 2013, which reflect the operating expenses of the Fund and do not include the acquired fund fees and expenses. As reflected in the Fund's audited financial statements, for the fiscal year ended December 31, 2013, the Fund's operating expenses before waivers were 1.57% and its operating expenses after waivers were 1.35%. Due to the Fund's investments in other investment companies and in business development companies and the portfolio manager's flexibility to adjust the composition of the Fund's portfolio, the acquired fund fees and expenses may fluctuate significantly during the year.
[2]	The Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 1.10% of average daily net assets from April 30, 2014 through April 30, 2015. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may only be terminated by agreement of the Adviser and the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and reflects the Adviser's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Class A Shares Innovator Matrix Income(R) Fund Class A
1 year	840
3 years	1,430
5 years	2,043
10 years	3,687

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of  its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its objective by investing in a portfolio of U.S.-listed, exchange-traded stocks and bonds, as well as other mutual funds and business development companies (“BDCs”), that the portfolio manager believes offers high current income.  These securities may include “pass-through” securities (structured to pass through a majority of income as distributions to shareholders) such as master limited partnerships, royalty trusts, and real estate investment trusts.  The Fund invests primarily in U.S. equity securities but may, to a lesser extent, invest in equity securities of foreign entities.  The Fund may invest in entities of any size.  To the extent that the Fund invests in bonds it may invest in bonds of any maturity or credit quality.  These bonds may include high yield, high risk bonds, commonly known as “junk bonds”, that are rated BBB- and below by Standard & Poor's (S&P) or similarly rated by another nationally recognized ratings organization.

The portfolio manager has the discretion to adjust the composition of the portfolio to reflect his outlook on economic growth and inflation.  This flexibility to adapt to different points in the economic cycle will result in a portfolio that at various times is weighted more heavily towards different sectors and security types that the portfolio manager feels offer the best risk/reward tradeoff at that point in the economic cycle.

The portfolio manager’s approach towards management of the portfolio is two-pronged:

Security Selection:  The portfolio manager screens for securities that offer higher-than-market yields, then applies fundamental analytical techniques to identify what he considers to be high-yielding securities with positive risk/return characteristics.  These evaluations may include: analysis of the market discount to book value, discounted cash flows, or – in the case of closed-end mutual funds – discount to the net asset value of the underlying portfolio of securities; assessment of the sustainability and/or growth of the security’s yield; a review the entity’s management’s strategy, philosophy, and execution history; and the security’s consistency with the portfolio manager’s macroeconomic views.

Portfolio Composition:  The portfolio manager assembles the identified high-yielding securities in a composition that best reflects his outlook on the economic and inflationary cycles.  Factors influencing this macroeconomic overlay include: a weekly review of macroeconomic data and forecasts; technical analysis of asset classes and more discrete sub-classes and sectors; a proprietary assessment of each asset class as well as prospective catalysts that would change the portfolio manager’s assessment and therefore the portfolio composition.

Although market conditions and other factors may cause deviations, the portfolio manager typically aims to maintain a portfolio with the following attributes:

•	Diversified portfolio consisting of high-yielding, U.S.-listed, exchange-traded securities

•	Long-only positions, no derivatives, no leverage

•	Security selection and portfolio composition driven by fundamentally-based, proprietary research

•	Low-turnover

Within the types of securities considered for inclusion in the Fund, the management process will seek to identify individual investments with current and projected yields significantly higher than those of broad common stock or investment grade bond indexes.  Research processes will intend to maximize the likelihood that those yields will be sustained or increased, and that there is a reasonable probability of at least modest capital gains over a market cycle holding period.

Principal Risks of Investing in the Fund
The Fund is aggressively managed and investing in the Fund involves risk.  There is no guarantee that the Fund will achieve its investment objective and you could lose money on your investment in the Fund, just as you could with other investments.  The portfolio manager’s judgments about the companies or investment opportunities may not anticipate actual stock price movements or company performance, and these judgments may affect the return on your investment.  Other principal risks include:

Risk	Definition
Stock market risk
The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole.

Master limited partnership risk
Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of master limited partnerships.

Real estate risk
The risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and defaults by borrowers.  REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Royalty trust risk
The risk includes among others: cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts.  Also, royalty trusts also do not guarantee minimum distributions or even return of capital.

Industry risk	The risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.
Smaller company risk
The Fund may invest in micro, small or mid cap companies.  Generally, micro, small and mid cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.

Foreign securities risk
Investments in securities of foreign companies can be more volatile than investments in U.S. companies.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Fixed income risk
Yields and principal values of fixed income securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  For example, as interest rates go up, the value of debt securities tends to go down and, as a result, the value of the Fund may go down.  Additionally, fixed income securities are subject to the risk that a bond’s issuer might be unable to make timely payments of interest and principal.

High-yield or “junk” bond risk
The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default; more limited and less liquid secondary market than higher rated securities; and greater price volatility.  Also, they are subject to a greater risk of loss of income and principal than investment grade securities.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Energy and natural resources risk
The Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times.  Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Closed-end and exchange traded fund risk
The risks that a closed-end fund or exchange traded fund may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Business development company risk
The Fund may invest in BDCs which may carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Investments in other investment companies risk
Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies and BDCs in which the Fund invests and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Performance
The bar chart and table below give an indication of the Fund’s risks and performance. The bar chart shows how the Fund’s annual return has varied over the past calendar year.  The table shows the average annual returns of the Fund’s shares for the 1-year and lifetime periods.  When you consider this information, please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-year annual total return (Class A)

During the period shown in the chart above, the Fund’s highest quarterly return was 9.14% (quarter ended 3/31/13) and the Fund’s lowest quarterly return was (3.83)% (quarter ended 6/30/13).

The bar chart and best and worst quarters above do not reflect the maximum 5.75% sales load.  If these items reflected the sales load, returns would be less than those shown.

Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Returns Class A Shares Innovator Matrix Income(R) Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	4.03%	2.87%	Jan. 31, 2012
After Taxes on Distributions Class A	Class A Return After Taxes on Distributions	2.50%	1.34%
After Taxes on Distributions and Sale of Fund Shares Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	2.84%	1.86%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	22.24%	Jan. 31, 2012
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(2.02%)	0.63%	Jan. 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  This performance table reflects the payment of the 5.75% sales load on the purchase of Class A Shares.